UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period:8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Strategic Value Fund

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 6.9%
Auto Components 1.2%
Goodyear Tire & Rubber Co.*	350,000	5,771,500
Johnson Controls, Inc. (a)	900,000	22,293,000

		28,064,500
Hotels Restaurants & Leisure 1.5%
Burger King Holdings, Inc.	650,000	11,654,500
Carnival Corp. (Units) (a)	800,000	23,400,000

		35,054,500
Media 2.1%
Time Warner, Inc. (a)	900,000	25,119,000
Walt Disney Co. (a)	900,000	23,436,000

		48,555,000

Specialty Retail 2.1%
GameStop Corp. "A"* (a)	950,000	22,610,000
Lowe's Companies, Inc.	1,150,000	24,725,000

		47,335,000
Consumer Staples 10.6%
Beverages 1.7%
PepsiCo, Inc.	700,000	39,669,000
Food & Staples Retailing 2.9%
CVS Caremark Corp. (a)	900,000	33,768,000
Kroger Co. (a)	1,500,000	32,385,000

		66,153,000
Food Products 1.1%
Kraft Foods, Inc. "A"	850,000	24,097,500
Tobacco 4.9%
Altria Group, Inc. (a)	3,500,000	63,980,000
Philip Morris International, Inc. (a)	1,100,000	50,281,000

		114,261,000
Energy 17.1%
Energy Equipment & Services 1.5%
Transocean Ltd.*	450,000	34,128,000
Oil, Gas & Consumable Fuels 15.6%
Anadarko Petroleum Corp. (a)	1,350,000	71,374,500
Apache Corp. (a)	550,000	46,722,500
Chevron Corp. (a)	1,000,000	69,940,000
ConocoPhillips	1,300,000	58,539,000
Devon Energy Corp. (a)	400,000	24,552,000
EnCana Corp. (a)	600,000	31,194,000
Marathon Oil Corp.	750,000	23,152,500
Valero Energy Corp.	1,411,800	26,457,132
XTO Energy, Inc.	250,000	9,650,000

		361,581,632
Financials 16.2%
Capital Markets 2.5%
Bank of New York Mellon Corp.	800,000	23,688,000
The Goldman Sachs Group, Inc.	200,000	33,092,000

		56,780,000
Commercial Banks 1.7%
KeyCorp (a)	2,400,000	15,984,000
SunTrust Banks, Inc. (a)	1,000,000	23,370,000

		39,354,000
Consumer Finance 0.6%
Capital One Financial Corp.	400,000	14,916,000
Diversified Financial Services 7.7%
Bank of America Corp. (a)	5,400,000	94,986,000
JPMorgan Chase & Co. (a)	1,500,000	65,190,000
The NASDAQ OMX Group, Inc.*	800,000	17,560,000

		177,736,000
Insurance 3.6%
Allstate Corp. (a)	1,300,000	38,207,000
Fidelity National Financial, Inc. "A" (a)	900,000	13,518,000

The Travelers Companies, Inc. (a)	650,000	32,773,000

		84,498,000
Thrifts & Mortgage Finance 0.1%
Washington Mutual, Inc.*	12,654,430	2,341,069
Health Care 12.4%
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	500,000	28,460,000
Health Care Providers & Services 3.1%
Aetna, Inc. (a)	1,250,000	35,625,000
UnitedHealth Group, Inc.	1,250,000	35,000,000

		70,625,000
Pharmaceuticals 8.1%
Merck & Co., Inc. (a)	1,750,000	56,752,500
Mylan, Inc.* (a)	2,150,000	31,540,500
Novartis AG (ADR)	800,000	37,176,000
Pfizer, Inc. (a)	3,700,000	61,790,000

		187,259,000
Industrials 13.5%
Aerospace & Defense 7.5%
Honeywell International, Inc. (a)	1,500,000	55,140,000
ITT Corp. (a)	700,000	35,056,000
Northrop Grumman Corp. (a)	500,000	24,405,000
United Technologies Corp. (a)	1,000,000	59,360,000

		173,961,000
Air Freight & Logistics 2.2%
FedEx Corp. (a)	750,000	51,532,500
Industrial Conglomerates 2.8%
General Electric Co. (a)	2,000,000	27,800,000
Tyco International Ltd.	1,150,000	36,443,500

		64,243,500
Machinery 1.0%
Dover Corp.	686,501	23,746,070
Information Technology 11.3%
Communications Equipment 1.2%
Cisco Systems, Inc.*	1,250,000	27,000,000
Computers & Peripherals 5.9%
Dell, Inc.* (a)	2,500,000	39,575,000
Hewlett-Packard Co. (a)	1,000,000	44,890,000
International Business Machines Corp. (a)	350,000	41,317,500
Lexmark International, Inc. "A"* (a)	600,000	11,304,000

		137,086,500
IT Services 1.0%
Accenture Ltd. "A" (a)	700,000	23,100,000
Software 3.2%
Microsoft Corp. (a)	2,000,000	49,300,000
Symantec Corp.*	1,650,000	24,948,000

		74,248,000
Materials 2.4%
Metals & Mining
BHP Billiton Ltd. (ADR) (a)	900,000	56,070,000

Telecommunication Services 5.6%
Diversified Telecommunication Services 4.2%
AT&T, Inc.	1,850,000	48,192,500
Verizon Communications, Inc. (a)	1,550,000	48,112,000

		96,304,500
Wireless Telecommunication Services 1.4%
Vodafone Group PLC (ADR) (a)	1,500,000	32,580,000
Utilities 3.1%
Electric Utilities
American Electric Power Co., Inc.	600,000	18,858,000
Duke Energy Corp. (a)	800,000	12,392,000
Exelon Corp. (a)	450,000	22,509,000
Southern Co.	600,000	18,720,000

		72,479,000

Total Common Stocks (Cost $2,223,077,282)		2,293,219,271
Securities Lending Collateral 41.1%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $951,140,449)	951,140,449	951,140,449
Cash Equivalents 3.5%
Cash Management QP Trust, 0.22% (b) (Cost $82,081,948)	82,081,948	82,081,948
	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $3,256,299,679) †	143.7	3,326,441,668
Other Assets and Liabilities, Net	(43.7)	(1,012,117,374)

Net Assets	100.0	2,314,324,294

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $3,267,867,329. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $58,574,339. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $391,483,826 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $332,909,487.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2009 amounted to $919,582,086 which is 39.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments(d)	$ 2,293,219,271	$ —	$ —	$ 2,293,219,271
Short-Term Investments(d)	951,140,449	82,081,948	—	1,033,222,397
Total	$ 3,244,359,720	$ 82,081,948	$ —	$ 3,326,441,668

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009